Property and Equipment (Schedule of Property and Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Kiosks and components	$ 1,165,925	$ 1,105,761
Computers, servers, and software	200,915	226,389
Office furniture and equipment	9,218	7,260
Vehicles	6,234	6,553
Leasehold improvements	29,625	23,198
Property and equipment, at cost	1,411,917	1,369,161
Accumulated depreciation and amortization	(983,449)	(848,296)
Property and equipment, net	$ 428,468	$ 520,865